Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net loss	$ (11,496)	$ (9,260)	$ (13,650)	$ (32,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	216	924	3,357	3,041
Bad debt expense			486
Share-based compensation shares issued for services rendered	463	305	400	2,860
Share-based compensation options – non-employees	806
Share-based compensation – employees	1,750	2,604	2,673	20,592
Share-based compensation due to employment agreements				1,500
Change in fair value of derivative liabilities	2,392	(2,623)	(3,160)	(9,316)
Loss on exchange of warrants for common stock	1,059
Interest expense on warrant derivative liabilities	107
Commitment fees on credit facility advances	38
Loss from discontinued operations		1,923	1,848	4,181
Gain on sale of assets	(16)
Gain on sale of discontinued operations	(2)		(57)	(636)
Cash acquired in acquisition	3
Loss on retirement of assets			5	61
Changes in assets and liabilities:
Accounts receivable	520	1,372	1,611	(1,060)
Inventory		4		(983)
Prepaid expenses and other current assets	760	58	(36)	34
Other assets	3		(26)	6
Accounts payable	(1,102)	(943)	(934)	634
Accrued liabilities	(90)	(174)	291	(1,691)
Net cash used in operating activities of continuing operations	(4,589)	(5,810)	(7,192)	(13,613)
Net cash used in discontinued operations		(1,472)	(1,848)	(4,030)
Net cash used in operating activities	(4,589)	(7,282)	(9,040)	(17,643)
Cash flows from investing activities:
Proceeds from sale of discontinued operations			825	2,029
Purchases of short-term investments				(1,001)
Redemption of short-term investments				1,001
Proceeds from sale of Magnolia Solar	5
Proceeds from sale of assets	16
Purchases of property and equipment		(21)	(289)	(277)
Net cash provided by (used in) investing activities of continuing operations	21	(21)
Net cash used in investing activities of discontinued operations		(249)
Net cash provided by (used in) investing activities	21	(270)	536	1,752
Cash flows from financing activities:
Proceeds from credit facility	1,047	1,000	1,350
Advances from related parties	403
Proceeds from issuance of preferred stock and warrants, net of fees	2,980
Proceeds from issuance of common stock, net of fees		4,221	4,221	12,693
Repayments of debt - related parties				(100)
Repayment of debt		(500)	(500)
Purchase of treasury shares from employees for tax withholdings		(53)	(53)	(1,618)
Net cash provided by financing activities	4,430	4,668	5,018	10,975
NET DECREASE IN CASH	(138)	(2,884)	(3,486)	(4,916)
Cash - beginning of period	244	3,730	3,730	8,646
Cash - end of period	106	846	244	3,730
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest		366	382	60
Cash paid for income taxes			2
SUMMARY OF NONCASH ACTIVITIES:
Exchange of common stock for warrants	5,479
Inventory reclassified to property and equipment				2,477
Assets acquired via acquisition of Trend Discovery Holdings, Inc.:
Identifiable intangible assets				1,435
Receivables	10
Other assets	248			28
Goodwill	$ 3,223			$ 65